Benefit Plans, Valuation, Stock-Based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee Service Share-based Compensation, Non-vested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Stock based compensation expense	$ 15	$ 5	$ 173
Restricted Shares Units [Member]
Activity for Performance Based Awards [Roll Forward]
Balance, Beginning of period (in shares)	244,273
New awards granted (in shares)	222,155
Forfeited awards (in shares)	(7,527)
Awards settled (in shares)	(112,580)
Balance, End of period (in shares)	346,321	244,273
Employee Service Share-based Compensation, Non-vested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Stock based compensation expense	$ 715	$ 743	458
Unrecognized stock-based compensation expense	$ 2,400
Unrecognized compensation expense, period of recognition	27 months
Additional Disclosures [Abstract]
Shares vested after term	100.00%
Liability related to awards	$ 187	$ 170
Performance Share Units [Member]
Activity for Performance Based Awards [Roll Forward]
Balance, Beginning of period (in shares)	478,551
New awards granted (in shares)	234,142
Forfeited awards (in shares)	(952)
Awards settled (in shares)	(120,143)
Balance, End of period (in shares)	591,598	478,551
Employee Service Share-based Compensation, Non-vested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Stock based compensation expense	$ 500	$ 1,600	$ 644
Options maximum term	3 years	1 year
Unrecognized stock-based compensation expense	$ 2,700
Unrecognized compensation expense, period of recognition	26 months
Additional Disclosures [Abstract]
Shares vested after term	100.00%
Liability related to awards	$ 2,100	$ 2,600